FINANCIAL RISK MANAGEMENT - Additional Information (Details - Textuals 1) R$ / shares in Units, $ in Thousands, £ in Millions						12 Months Ended
	Oct. 31, 2022 BRL (R$) shares R$ / shares	Jul. 30, 2022 BRL (R$) R$ / shares	Jul. 25, 2022 BRL (R$) Debenture	May 04, 2021 BRL (R$)	Sep. 28, 2017 shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	May 04, 2021 USD ($)	Apr. 23, 2021 GBP (£)	Apr. 23, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate						13.65%	13.65%
Hedge ratio						1:1
Percentage of reasonably possible increase (decrease) in unobservable input, investment assets						1.00%
Percentage of Discount Applied in Unobservable Input Investment Assets						12.40%
Increase (decrease) in the fair value of the investment due to 1% increase (decrease) in the applied discount (16.7%)						R$ 402,000			R$ 438,000
Debentures, Series 11 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			R$ 826,030,000
Number Of Debentures Issued | Debenture			826,030
Operations The Body Shop [Member] | Working capital loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity								R$ 0			£ 100	R$ 742,000,000
Natura Cosmticos SA [Member]
Disclosure of detailed information about financial instruments [line items]
Number Of Debentures Issued | shares					260,000
Natura Cosmticos SA [Member] | ESG debt securities (“Notes ESG”) [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				4.125%						4.125%
Borrowings, maturity				May 3, 2028
Notional Amount				R$ 5,600,000,000						$ 1,000,000
Minimum target percentage of reduction in greenhouse gas emissions				13.00%
Minimum target percentage of usage of recycled plastic in packaging				25.00%
Period before target date for lack of report issued by an external verifier attesting to fulfilment of environment goals				30 days
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals				65-basis point
Natura Cosmticos SA [Member] | Business Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount | $							$ 500,000
Natura Cosmticos SA [Member] | Debentures, Series 11 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount		R$ 826,030
Number Of Debentures Issued		826,030
Par value per debenture | R$ / shares		R$ 1
Natura Cosmticos SA [Member] | Debentures, Series 12 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	R$ 1,050,000
Number Of Debentures Issued | shares	1,050,000
Par value per debenture | R$ / shares	R$ 1
Natura and Co Luxembourg Holdings Sarl [member] | Revolving credit facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity | $							$ 625,000
Natura Cosmeticos [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate						6.125%	6.125%
Line of credit facility, maximum borrowing capacity						R$ 2,809,000	$ 600,000